Unaudited Pro Forma Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Jun. 30, 2022		Mar. 31, 2022
Expenses
Research and development		$ 1,908		$ 8,790
General and administrative expenses		1,880		9,142
Loss from operations		(3,788)		(17,932)
Share of (loss) in associate accounted for using equity method		(60)		(62)
Change in fair value of warrant liability		1		852
Foreign exchange transaction gain		(52)		24
Interest income		21
Interest (expense)		(15)		(46)
Loss before provision for income taxes		(3,893)		(17,164)
Income tax expense		2,552		(4,352)
Net loss and other comprehensive loss		(1,341)		(21,516)
Net loss attributable to:
Owners of the Company		(1,445)		(19,217)
Non-controlling interest		104		(2,299)
Net (loss)		(1,341)		(21,516)
Comprehensive loss attributable to:
Owners of the Company		(1,445)		(19,217)
Non-controlling interest		104		(2,299)
Total comprehensive (loss) income for period		$ (1,341)		$ (21,516)
Loss per share
Basic and diluted		$ (0.09)		$ (1.24)
Weighted average shares outstanding
Basic and diluted	[1]	15,777		15,486
Portage [Member]
Expenses
Research and development		$ 1,876		$ 6,769
General and administrative expenses		2,211		8,819
Loss from operations		(4,087)		(15,588)
Share of (loss) in associate accounted for using equity method		(60)		(62)
Change in fair value of warrant liability		1		852
Foreign exchange transaction gain		(52)		24
Interest income		21
Interest (expense)				(43)
Loss before provision for income taxes		(4,177)		(14,817)
Income tax expense		2,552		(4,352)
Net loss and other comprehensive loss		(1,625)		(19,169)
Net loss attributable to:
Owners of the Company		(1,729)		(16,870)
Non-controlling interest		104		(2,299)
Net (loss)		(1,625)		(19,169)
Comprehensive loss attributable to:
Owners of the Company		(1,729)		(16,870)
Non-controlling interest		104		(2,299)
Total comprehensive (loss) income for period		$ (1,625)		$ (19,169)
Loss per share
Basic and diluted		$ (0.13)		$ (1.29)
Weighted average shares outstanding
Basic and diluted		13,351		13,060
Tarus [Member]
Expenses
Research and development		$ (56)		$ 1,786	[2]
General and administrative expenses		675		2,514	[2]
Loss from operations		(619)		(4,300)	[2]
Share of (loss) in associate accounted for using equity method					[2]
Change in fair value of warrant liability					[2]
Foreign exchange transaction gain					[2]
Interest income
Interest (expense)		(106)		(457)	[2]
Loss before provision for income taxes		(725)		(4,757)	[2]
Income tax expense					[2]
Net loss and other comprehensive loss		(725)		(4,757)	[2]
Net loss attributable to:
Owners of the Company		(725)		(4,757)	[2]
Non-controlling interest					[2]
Net (loss)		(725)		(4,757)	[2]
Comprehensive loss attributable to:
Owners of the Company		(725)		(4,757)	[2]
Non-controlling interest					[2]
Total comprehensive (loss) income for period		(725)		(4,757)	[2]
Adjustments [Member]
Expenses
Research and development		88	[3]	235
General and administrative expenses		(1,006)	[3],[4],[5]	(2,191)	[6],[7]
Loss from operations		918		1,956
Share of (loss) in associate accounted for using equity method
Change in fair value of warrant liability
Foreign exchange transaction gain
Interest income
Interest (expense)		91	[8]	454	[9]
Loss before provision for income taxes		1,009		2,410
Income tax expense
Net loss and other comprehensive loss		1,009		2,410
Net loss attributable to:
Owners of the Company		1,009		2,410
Non-controlling interest
Net (loss)		1,009		2,410
Comprehensive loss attributable to:
Owners of the Company		1,009		2,410
Non-controlling interest
Total comprehensive (loss) income for period		$ 1,009		$ 2,410

[1]	Basic and diluted loss per share is computed as follows: Net loss is divided by weighted average shares outstanding. The pro forma weighted average shares outstanding reflect the 2,426 shares issued in connection with the Tarus acquisition as if they had been outstanding for the entire period. The shares issued in consideration were calculated on the basis of $18M divided by the 60-day Volume Weighted Average Price per share.
[2]	The Tarus historical balances are derived from the audited financial statements as of and for the year ended December 31, 2021. The Portage historical balances are derived from the audited financial statements as of and for the year ended March 31, 2022.
[3]	Reflects the reclassification of Tarus expenditures totaling approximately $88 from general and administrative to research and development to be consistent with classifications at Portage.
[4]	Reflects net synergies and normalizing adjustments totaling approximately ($16) created for the three months ended June 30, 2022, to normalize operations as if the merger had been consummated April 1, 2022.
[5]	Reflects the reversal of stock-based compensation reflected in Tarus’ historical results of approximately $226. This entry is necessary as these equity grants would have been mitigated by the synergies of the acquisition. It reflects the reduction in headcount, and accordingly, related costs. Reflects reversal of approximately $708 of acquisition related expenses which are in the historical numbers.
[6]	Reflects net synergies totaling approximately $560. This primarily reflects headcount costs incurred that will not be required, net of actual costs incurred.
[7]	Reflects the reversal of stock-based compensation reflected in Tarus’ historical results of approximately $1,397. This entry is necessary as these equity grants would have been mitigated by the synergies of the acquisition. It reflects the reduction in head count, and accordingly, related costs.
[8]	Reflects the reversal of interest expense associated with note payable and convertible notes payable, including amortization of debt acquisition costs. Such entry is necessary as the debt would not have existed during the period.
[9]	Reflects the reversal of interest expense, including amortization of debt acquisition costs associated with notes payable. Such entry is necessary as the debt would not have existed during the period.